7. Derivative Liabilities: Schedule of Derivative Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Derivative Assets at Fair Value

	Convertible Notes	Broker Warrants	Total
Derivative liabilities as at December 31, 2015	$ 480,952	$ 80,268	$ 561,220
Derivative fair value at issuance (note 6)	1,155,660	-	1,155,660
Transferred to equity upon conversion of notes (Notes 6 and 8)	(1,538,934)		(1,538,934)
Change in fair value of derivatives	1,325,972	7,440	1,333,412
Derivative liabilities as at December 31, 2016	$ 1,423,650	$ 87,708	$ 1,511,358